CORPORATE BORROWINGS - Narrative (Details) ¥ in Millions, $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 6,409			$ 5,659
Fixed rate | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.50%	4.50%	4.50%	4.60%	4.60%	4.60%
Japanese yen | U.S. dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings			$ 91			$ 0
Japanese yen | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings | ¥		¥ 10,000			¥ 0
Canadian dollars | U.S. dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 2,800			$ 3,200
Canadian dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings			$ 3,800			$ 4,000